Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (34,484)	$ (5,081)	¥ (39,182)
Net loss attributable to non-controlling interests	(447)	(66)	(1,063)
Numerator for basic net loss per share calculation	(34,037)	$ (5,015)	(38,119)
Numerator for diluted net loss per share calculation | ¥	¥ (34,037)		¥ (38,119)
Denominator:
Denominator for basic net loss per share-weighted average ordinary shares outstanding | shares	38,548,413	38,548,413	3,010,123	[1],[2]
Adjustments for dilutive convertible promissory note | ¥			¥ 931,143	[1]
Denominator for diluted net loss per share-weighted average ordinary shares outstanding | shares	38,548,413	38,548,413	3,941,266	[1],[2]
Net loss per ordinary share
-Basic | (per share)	¥ (0.88)	$ (0.13)	¥ (12.66)	[1],[2]
-Diluted | (per share)	¥ (0.88)	$ (0.13)	¥ (9.67)	[1],[2]

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.
[2]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “2025 Share Consolidation”).